October 4, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:	Smith Barney Arizona Municipals Fund Inc.
(the "Registrant")
	File No. 33-12792


Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced
Registrant does not differ from that contained in Post-Effective Amendment No. 24 filed on September
28, 1999.


Please return an electronic transmittal as evidence of your receipt of this filing.


Very truly yours,


/s/Michael Kocur
Michael Kocur
Assistant Secretary